February 20, 1997


U.S. Securities and Exchange Commission
Attn: Filing Desk
450 5th Street, N.W.
Washington, DC  20549


RE: Rule 24(f)-2 Notice for Weiss Funds, Inc.
    File No.   33-95688

Dear Gentlemen and Ladies:

Pursuant to Rule 24(f)-2 of the Investment Company Act of 1940, the above referenced Fund hereby files the following:

1. Rule 24(f)-2 Notice; and
2. Opinion of Counsel.

We will obtain confirmation of this filing via our CompuServe account, 72741,733. If there are any questions on this filing I can be reached at
(302) 791-2919.


Very Truly Yours,

Wendy McGee
Legal Assistant

Enclosures



                    U.S. SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                FORM 24f-2
                      Annual Notice of Securities Sold
                          Pursuant to Rule 24f-2

1.  Name and address of issuer:   Weiss Funds, Inc.
                                  4176 Burns Road
                                  Palm Beach Gardens, FL  44310

2.  Name of each series or class of funds for which this notice is filed:

    Treasury Only Money Market Fund
    Intermediate Treasury Fund

3.  Investment Company Act File Number:   811-9084

    Securities Act File Number:    33-95688

4.  Last day of fiscal year for which this notice is filed: December 31, 1996

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                        [      ]

6.  Date of termination of issuer's declaration under rule 24f-2(a)(1), if
    applicable:   n/a

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the
    beginning of the fiscal year:   None

8.  Number and amount of securities registered during the fiscal year other
    than pursuant to rule 24f-2:   None

9.  Number and aggregate sale price of securities sold during the fiscal year:

                                           Number         Sale Price
    Treasury Only Money Market Fund      11,967,473       $11,967,473
    Intermediate Treasury Fund              283,130         2,831,955
    Total                                12,250,603       $14,799,428

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

                                           Number         Sale Price
    Treasury Only Money Market Fund      11,967,473       $11,967,473
    Intermediate Treasury Fund              283,130         2,831,955
    Total                                12,250,603       $14,799,428

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable:

                                           Number         Sale Price
    Treasury Only Money Market Fund        75,908          $75,908
    Intermediate Treasury Fund                900            8,993
    Total                                  76,808          $84,901

12. Calculation of registration fee:

    (i) Aggregate sale price of securities sold during the
    fiscal year in reliance on rule 24f-2 (from Item 10):        $ 14,799,428

    (ii) Aggregate price of shares issued in connection with
    dividend reinvestment plans (from Item 11, if applicable):   +     84,901

    (iii) Aggregate price of shares redeemed or repurchased
    during the fiscal year (if applicable):                      -  1,000,953

    (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant
    to rule 24e-2 (if applicable):                               +     0

    (v) Net aggregate price of securities sold and issued
    during the fiscal year in reliance on rule 24f-2
    [line (i), plus line (ii), less line (iii), plus
    line (iv)] (if applicable):                                  $  13,883,376

    (vi) Multiplier prescribed by Section 6(b) of the
    Securities Act of 1933 or other applicable law
    or regulation:                                               /    3300

    (vii) Fee due [line (i) or line (v) multiplied by
    line (vi)]:                                                  $   4,207.08

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                       [ X ]

Date of mailing or wire transfer of filing fees to the Commission's
lockbox depository:   February 18, 1997


SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By:     /s/Neal J. Andrews
        Neal J. Andrews
        Treasurer

Date:   February 20, 1997




February 20, 1997

Weiss Treasury Fund
4176 Burns Road
Palm Beach Gardens, FL 33410

Dear Sirs:

As counsel for Weiss Treasury Fund (the "Trust"), we are familiar with the registration of the Trust under the Investment Company Act of 1940 (File No. 811-9084) and the registration statement relating to its shares of beneficial interest (the "Shares") under the Securities Act of 1933 (File No. 33-95688). We also have examined such other records of the Trust, agreements, documents and instruments as we deemed appropriate.

Based upon the foregoing, it is our opinion that the Shares sold at the public offering price and delivered by the Trust against receipt of the net asset value of the Shares have been duly and validly authorized and issued as fully paid and nonassessable Shares of the Trust.

We consent to the filing of this opinion in connection with the Notice for the fiscal year ended December 31, 1996, pursuant to Rule 24f-2 under the Investment Company Act of 1940, on behalf of the Trust with the Securities and Exchange Commission.

Very truly yours,


/s/ Dechert Price & Rhoads
Dechert Price & Rhoads